VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

cap
Par
(000's) Value
FLOATING RATE NOTES: 98.3%
Australia : 11.2%
Australia & New Zealand
Banking Group Ltd. 144A
4.87% (SOFR+0.47%),
12/16/26 $ 1,775 $ 1,778,022
4.96% (SOFR+0.56%),
03/18/26 6,350 6,360,685
4.97% (SOFR+0.62%),
06/18/28 † 19,750 19,820,831
5.03% (SOFR+0.68%),
07/16/27 11,575 11,637,406
5.06% (SOFR+0.65%),
09/30/27 4,525 4,543,902
5.16% (SOFR+0.81%),
01/18/27 5,850 5,889,658
5.25% (SOFR+0.85%),
12/16/29 21,248 21,479,999
Commonwealth Bank of
Australia 144A
4.80% (SOFR+0.46%),
11/27/26 3,425 3,432,590
4.92% (SOFR+0.52%),
06/15/26 2,475 2,480,661
5.04% (SOFR+0.64%),
03/14/28 23,475 23,594,807
5.15% (SOFR+0.75%),
03/13/26 2,475 2,482,908
5.21% (SOFR+0.81%),
03/14/30 35,175 35,422,311
5.37% (SOFR+0.97%),
03/14/27 3,101 3,125,239
Macquarie Bank Ltd. 144A
5.09% (SOFR+0.74%),
06/12/28 23,450 23,522,565
5.26% (SOFR+0.92%),
07/02/27 7,680 7,749,035
5.59% (SOFR+1.20%),
12/07/26 1,750 1,765,857
5.64% (SOFR+1.24%),
06/15/26 1,500 1,511,725
Macquarie Group Ltd. 144A
5.33% (SOFR+0.92%),
09/23/27 3,625 3,632,829
National Australia Bank Ltd.
144A
4.89% (SOFR+0.50%),
03/06/28 2,650 2,652,348
4.95% (SOFR+0.60%),
10/26/27 6,950 6,971,571
4.99% (SOFR+0.65%),
01/12/27 2,510 2,520,221
5.00% (SOFR+0.65%),
06/13/28 14,200 14,255,698
5.02% (SOFR+0.62%),
06/11/27 7,794 7,820,920
5.13% (SOFR+0.79%),
01/14/30 20,800 20,990,493
Westpac Banking Corp.
Par
(000’s) Value
Australia (continued)
4.77% (SOFR+0.42%),
04/16/26 $ 3,775 $ 3,778,931
4.81% (SOFR+0.46%),
10/20/26 3,675 3,680,921
4.91% (SOFR+0.52%),
06/03/26 1,495 1,497,739
5.16% (SOFR+0.81%),
04/16/29 18,250 18,420,417
5.17% (SOFR+0.82%),
07/01/30 12,159 12,247,412
Westpac Banking Corp. 144A
4.89% (SOFR+0.50%),
03/06/28 7,525 7,552,722
282,620,423
Canada : 8.2%
Bank of Montreal
5.02% (SOFR Compound
Index+0.62%), 09/15/26 1,975 1,980,759
5.15% (SOFR Compound
Index+0.76%), 06/04/27 3,975 3,997,967
5.21% (SOFR+0.86%),
01/27/29 7,284 7,295,603
5.27% (SOFR Compound
Index+0.88%), 09/10/27 5,500 5,518,057
5.56% (SOFR Compound
Index+1.16%), 12/11/26 1,727 1,743,640
5.72% (SOFR Compound
Index+1.33%), 06/05/26 2,000 2,017,457
Bank of Nova Scotia
4.89% (SOFR Compound
Index+0.55%), 03/02/26 1,486 1,487,701
5.01% (SOFR+0.61%),
09/15/26 1,480 1,482,376
5.17% (SOFR Compound
Index+0.78%), 06/04/27 3,528 3,543,903
5.23% (SOFR+0.89%),
02/14/29 9,400 9,417,255
5.39% (SOFR+1.00%),
09/08/28 12,900 12,994,745
5.42% (SOFR Compound
Index+1.08%), 08/01/29 6,950 6,986,505
Canadian Imperial Bank of
Commerce
5.06% (SOFR+0.72%),
01/13/28 3,700 3,706,597
5.33% (SOFR Compound
Index+0.93%), 09/11/27 4,600 4,623,034
5.35% (SOFR+0.94%),
06/28/27 4,591 4,626,968
5.44% (SOFR+1.03%),
03/30/29 9,375 9,422,066
5.56% (SOFR+1.22%),
10/02/26 1,750 1,766,396
Federation des Caisses
Desjardins du Quebec
144A
4.98% (SOFR+0.63%),
01/27/27 † 3,150 3,148,702
National Bank of Canada

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
5.31% (SOFR Compound
Index+0.90%), 03/25/27 $ 3,700 $ 3,703,731
5.37% (SOFR Compound
Index+1.03%), 07/02/27 3,225 3,238,051
Royal Bank of Canada
4.80% (SOFR Compound
Index+0.46%), 08/03/26 6,200 6,210,175
4.92% (SOFR Compound
Index+0.57%), 04/27/26 1,506 1,508,883
4.93% (SOFR Compound
Index+0.59%), 11/02/26 1,725 1,728,874
5.06% (SOFR Compound
Index+0.71%), 01/21/27 1,500 1,504,684
5.07% (SOFR Compound
Index+0.72%), 10/18/27 5,800 5,818,598
5.14% (SOFR Compound
Index+0.79%), 07/23/27 6,225 6,243,822
5.18% (SOFR Compound
Index+0.83%), 01/24/29 14,097 14,124,099
5.21% (SOFR Compound
Index+0.86%), 10/18/28 10,565 10,612,215
5.23% (SOFR Compound
Index+0.82%), 03/27/28 14,075 14,118,602
5.30% (SOFR Compound
Index+0.95%), 01/19/27 2,500 2,518,148
5.37% (SOFR Compound
Index+1.03%), 02/04/31 7,050 7,017,935
5.43% (SOFR Compound
Index+1.08%), 07/20/26 1,750 1,763,291
5.47% (SOFR Compound
Index+1.13%), 05/02/31 9,400 9,397,592
Toronto-Dominion Bank
4.98% (SOFR+0.59%),
09/10/26 1,600 1,602,542
5.02% (SOFR+0.62%),
12/17/26 2,775 2,784,664
5.07% (SOFR+0.73%),
04/05/27 4,529 4,553,688
5.16% (SOFR+0.82%),
01/31/28 10,175 10,208,102
5.26% (SOFR+0.91%),
06/02/28 600 602,329
5.43% (SOFR+1.08%),
07/17/26 2,301 2,317,126
5.43% (SOFR+1.03%),
12/17/29 8,700 8,729,086
206,065,968
Finland : 0.8%
Nordea Bank Abp 144A
5.10% (SOFR+0.70%),
03/17/28 9,400 9,433,925
5.15% (SOFR+0.74%),
03/19/27 4,510 4,533,555
5.41% (SOFR+1.02%),
09/10/29 7,230 7,312,350
21,279,830
France : 4.0%
Banque Federative du Credit
Mutuel SA 144A
Par
(000’s) Value
France (continued)
5.33% (SOFR+0.99%),
10/16/28 $ 14,000 $ 14,052,605
5.41% (SOFR Compound
Index+1.07%), 02/16/28 4,705 4,748,585
5.48% (SOFR+1.13%),
01/23/27 1,475 1,485,576
5.58% (SOFR Compound
Index+1.23%), 01/22/30 8,414 8,466,998
5.74% (SOFR Compound
Index+1.40%), 07/13/26 1,725 1,742,801
BNP Paribas SA 144A
5.79% (SOFR+1.43%),
05/09/29 9,500 9,610,903
BPCE SA 144A
6.33% (SOFR Compound
Index+1.98%), 10/19/27 2,800 2,844,933
Credit Agricole SA 144A
5.27% (SOFR+0.87%),
03/11/27 3,000 3,008,930
5.47% (SOFR+1.13%),
01/09/29 11,725 11,772,662
5.61% (SOFR+1.21%),
09/11/28 11,725 11,810,843
5.63% (SOFR+1.29%),
07/05/26 2,490 2,512,577
Societe Generale SA 144A
5.44% (SOFR+1.10%),
02/19/27 3,550 3,557,364
5.75% (SOFR+1.41%),
04/13/29 12,175 12,222,906
5.76% (SOFR+1.42%),
05/22/29 10,000 10,045,674
6.01% (SOFR+1.66%),
01/19/28 3,100 3,125,836
101,009,193
Japan : 6.2%
Mitsubishi UFJ Financial
Group, Inc.
5.83% (SOFR+1.48%),
04/24/31 11,900 12,101,107
Mizuho Financial Group, Inc.
5.42% (SOFR+1.08%),
05/13/31 7,324 7,341,089
5.60% (SOFR+1.25%),
07/08/31 17,350 17,467,734
Nomura Holdings, Inc.
5.59% (SOFR+1.25%),
07/02/27 4,750 4,795,153
NTT Finance Corp. 144A
5.42% (SOFR+1.08%),
07/16/28 11,800 11,916,519
5.65% (SOFR+1.31%),
07/16/30 11,800 12,016,132
Sumitomo Mitsui Financial
Group, Inc.
5.22% (SOFR+0.88%),
01/14/27 2,445 2,459,471
5.39% (SOFR+1.05%),
04/15/30 19,225 19,318,473

Par
(000’s) Value
Japan (continued)
5.51% (SOFR+1.17%),
07/09/29 $ 12,225 $ 12,351,418
5.54% (SOFR+1.19%),
07/08/31 20,250 20,343,397
5.64% (SOFR+1.30%),
07/13/26 1,976 1,991,832
Sumitomo Mitsui Trust Bank
Ltd. 144A
5.37% (SOFR+0.98%),
09/10/27 6,679 6,748,629
5.38% (SOFR+0.99%),
03/13/30 23,475 23,723,727
5.51% (SOFR+1.12%),
03/09/26 † 2,500 2,512,750
5.55% (SOFR+1.15%),
09/14/26 2,450 2,473,443
157,560,874
Netherlands : 2.9%
ABN AMRO Bank NV 144A
5.10% (SOFR Compound
Index+0.75%), 07/07/28 17,500 17,546,081
5.39% (SOFR Compound
Index+1.00%), 12/03/28 12,050 12,070,706
6.18% (SOFR Compound
Index+1.78%), 09/18/27 4,474 4,529,163
ING Groep NV
5.42% (SOFR Compound
Index+1.01%), 04/01/27 3,490 3,501,438
5.42% (SOFR Compound
Index+1.01%), 03/25/29 17,825 17,911,097
5.96% (SOFR Compound
Index+1.56%), 09/11/27 4,450 4,494,757
Siemens Funding BV 144A
4.98% (SOFR+0.64%),
05/26/28 11,850 11,883,062
71,936,304
New Zealand : 0.1%
Bank of New Zealand 144A
5.16% (SOFR+0.81%),
01/27/27 2,075 2,082,393
Underline
Norway : 0.3%
DNB Bank ASA 144A
5.40% (SOFR+1.06%),
11/05/30 8,340 8,464,212
Underline
Singapore : 2.6%
DBS Group Holdings Ltd.
144A
5.00% (SOFR+0.60%),
03/21/28 23,475 23,561,053
5.05% (SOFR+0.65%),
03/21/30 11,750 11,789,928
Pepsico Singapore Financing
I Pte Ltd.
4.90% (SOFR Compound
Index+0.56%), 02/16/27 1,544 1,548,880
United Overseas Bank Ltd.
144A
Par
(000’s) Value
Singapore (continued)
4.92% (SOFR Compound
Index+0.58%), 04/02/28 $ 21,125 $ 21,251,070
4.99% (SOFR Compound
Index+0.65%), 04/02/30 7,075 7,103,348
65,254,279
South Korea : 1.2%
Korea Gas Corp. 144A
5.00% (SOFR+0.65%),
07/10/28 7,750 7,765,887
Korea National Oil Corp.
144A
5.17% (SOFR+0.83%),
04/03/27 2,665 2,676,929
5.42% (SOFR+1.08%),
11/14/26 2,445 2,475,785
LG Energy Solution Ltd. 144A
6.04% (SOFR+1.70%),
04/02/30 7,200 7,287,113
NongHyup Bank 144A
5.02% (SOFR+0.68%),
01/21/29 7,200 7,216,578
5.15% (SOFR+0.80%),
07/22/27 2,775 2,789,142
30,211,434
Spain : 1.1%
Banco Santander SA
5.46% (SOFR+1.12%),
07/15/28 17,600 17,755,831
5.78% (SOFR+1.38%),
03/14/28 9,400 9,459,239
27,215,070
Sweden : 1.7%
Skandinaviska Enskilda
Banken AB 144A
5.10% (SOFR+0.75%),
06/02/28 11,750 11,826,532
5.28% (SOFR+0.89%),
03/05/27 1,800 1,812,405
Svenska Handelsbanken AB
144A
5.04% (SOFR+0.66%),
05/28/27 3,525 3,537,005
5.08% (SOFR+0.74%),
05/23/28 11,750 11,829,446
5.65% (SOFR+1.25%),
06/15/26 2,475 2,495,014
Swedbank AB 144A
5.37% (SOFR+1.03%),
11/20/29 8,375 8,507,254
5.78% (SOFR Compound
Index+1.38%), 06/15/26 1,975 1,994,187
42,001,843
United Kingdom : 11.4%
Barclays PLC
5.89% (SOFR+1.49%),
03/12/28 11,750 11,850,054
6.28% (SOFR+1.88%),
09/13/27 2,670 2,708,737
GlaxoSmithKline Capital PLC

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Kingdom (continued)
4.90% (SOFR+0.50%),
03/12/27 $ 5,650 $ 5,671,762
HSBC Holdings PLC
5.38% (SOFR+1.04%),
11/19/28 13,150 13,157,031
5.42% (SOFR+1.03%),
03/03/29 19,125 19,167,007
5.63% (SOFR+1.29%),
11/19/30 12,925 12,927,850
5.68% (SOFR+1.29%),
03/03/31 17,600 17,629,238
5.91% (SOFR+1.57%),
08/14/27 6,424 6,492,112
5.93% (SOFR+1.57%),
05/13/31 29,100 29,556,858
5.97% (Term SOFR
USD 3 Month+1.64%),
09/12/26 3,725 3,730,609
Lloyds Banking Group PLC
5.40% (SOFR Compound
Index+1.06%), 11/26/28 17,800 17,901,408
5.41% (SOFR Compound
Index+1.06%), 06/13/29 11,350 11,391,235
5.90% (SOFR Compound
Index+1.56%), 08/07/27 4,625 4,669,095
5.92% (SOFR Compound
Index+1.58%), 01/05/28 2,725 2,750,608
Nationwide Building Society
144A
5.41% (SOFR+1.07%),
07/14/29 7,100 7,116,759
5.63% (SOFR+1.29%),
02/16/28 2,825 2,848,472
NatWest Group PLC
5.44% (SOFR+1.10%),
05/23/29 6,450 6,469,657
5.59% (SOFR+1.25%),
03/01/28 2,750 2,768,112
5.64% (SOFR+1.30%),
11/15/28 12,100 12,207,279
NatWest Markets PLC 144A
5.17% (SOFR+0.76%),
09/29/26 1,500 1,503,902
5.24% (SOFR+0.90%),
05/17/27 4,600 4,629,002
5.36% (SOFR+0.95%),
03/21/28 10,150 10,211,853
5.48% (SOFR+1.14%),
05/17/29 10,125 10,207,346
5.60% (SOFR+1.19%),
03/21/30 9,250 9,299,195
Rio Tinto Finance USA PLC
5.24% (SOFR Compound
Index+0.84%), 03/14/28 11,875 11,968,093
Standard Chartered PLC
144A
5.51% (SOFR+1.17%),
05/14/28 11,738 11,791,349
Par
(000’s) Value
United Kingdom (continued)
5.59% (SOFR+1.24%),
01/21/29 $ 11,750 $ 11,828,352
6.05% (SOFR+1.68%),
05/13/31 17,650 17,946,851
6.27% (SOFR+1.93%),
07/06/27 4,450 4,505,396
6.37% (SOFR+2.03%),
02/08/28 3,576 3,643,171
288,548,393
United States : 46.6%
American Express Co.
4.99% (SOFR Compound
Index+0.65%), 11/04/26
† 2,455 2,461,542
5.10% (SOFR+0.75%),
04/23/27 2,650 2,657,825
5.15% (SOFR+0.81%),
07/20/29 17,050 17,077,088
5.28% (SOFR+0.93%),
07/26/28 11,766 11,850,904
5.32% (SOFR Compound
Index+0.97%), 07/28/27 2,675 2,686,048
5.34% (SOFR Compound
Index+1.00%), 02/16/28 2,775 2,792,078
5.36% (SOFR+1.02%),
01/30/31 7,225 7,258,326
5.61% (SOFR+1.26%),
04/25/29 9,700 9,845,491
5.69% (SOFR Compound
Index+1.35%), 10/30/26 1,475 1,480,776
American Honda Finance
Corp.
4.89% (SOFR+0.55%),
05/11/26 1,825 1,827,395
4.89% (SOFR+0.55%),
05/21/26 2,125 2,127,826
5.02% (SOFR+0.62%),
12/11/26 3,000 3,004,328
5.05% (SOFR+0.71%),
07/09/27 2,650 2,647,788
5.06% (SOFR Compound
Index+0.72%), 10/05/26 2,000 2,004,103
5.07% (SOFR+0.72%),
10/22/27 2,675 2,671,485
5.17% (SOFR+0.77%),
03/12/27 2,863 2,867,435
5.21% (SOFR+0.87%),
07/09/27 2,750 2,759,951
5.21% (SOFR+0.82%),
03/03/28 10,350 10,371,469
Athene Global Funding 144A
5.17% (SOFR Compound
Index+0.83%), 01/07/27 1,975 1,979,868
5.19% (SOFR Compound
Index+0.85%), 05/08/26 1,475 1,478,900
5.34% (SOFR Compound
Index+0.95%), 03/06/28 2,750 2,763,858
5.37% (SOFR Compound
Index+1.03%), 08/27/26 1,975 1,986,334

Par
(000’s) Value
United States (continued)
5.62% (SOFR Compound
Index+1.21%), 03/25/27 $ 3,525 $ 3,555,713
Bank of America Corp.
5.18% (SOFR+0.83%),
01/24/29 17,600 17,631,804
5.32% (SOFR+0.97%),
07/22/27 3,547 3,565,022
5.34% (Term SOFR
USD 3 Month+1.02%),
09/15/26 1,595 1,596,478
5.36% (SOFR+1.01%),
01/24/31 † 11,725 11,725,925
5.39% (SOFR+1.05%),
02/04/28 4,505 4,549,002
5.47% (SOFR+1.11%),
05/09/29 17,575 17,716,719
5.75% (SOFR+1.35%),
09/15/27 4,525 4,575,090
Bank of America NA
5.36% (SOFR+1.02%),
08/18/26 2,950 2,973,133
Bank of New York Mellon
Corp.
5.03% (SOFR Compound
Index+0.68%), 06/09/28 11,725 11,782,978
5.06% (SOFR Compound
Index+0.71%), 04/20/27 4,600 4,611,497
5.18% (SOFR Compound
Index+0.83%), 07/21/28 7,050 7,073,349
BMW US Capital LLC 144A
4.89% (SOFR Compound
Index+0.55%), 04/02/26 3,425 3,427,922
5.17% (SOFR Compound
Index+0.80%), 08/13/26 3,675 3,684,901
5.19% (SOFR Compound
Index+0.78%), 03/19/27 5,725 5,730,368
5.29% (SOFR Compound
Index+0.92%), 08/13/27 2,650 2,656,933
5.33% (SOFR Compound
Index+0.92%), 03/21/28 16,625 16,677,240
Bristol-Myers Squibb Co.
4.83% (SOFR+0.49%),
02/20/26 1,000 1,001,383
Cargill, Inc. 144A
4.95% (SOFR+0.61%),
02/11/28 2,925 2,926,782
Caterpillar Financial Services
Corp.
4.72% (SOFR+0.38%),
01/07/27 1,775 1,776,441
4.80% (SOFR+0.46%),
02/27/26 1,500 1,501,789
4.86% (SOFR+0.52%),
05/14/27 4,000 4,007,307
4.90% (SOFR+0.56%),
11/15/27 4,700 4,704,883
4.91% (SOFR+0.52%),
03/03/28 5,900 5,895,287
Par
(000’s) Value
United States (continued)
5.04% (SOFR+0.69%),
10/16/26 $ 2,450 $ 2,463,321
Charles Schwab Corp.
4.89% (SOFR Compound
Index+0.52%), 05/13/26 2,475 2,476,388
5.44% (SOFR Compound
Index+1.05%), 03/03/27 2,525 2,547,941
Chevron USA, Inc.
4.70% (SOFR Compound
Index+0.36%), 02/26/27 3,775 3,782,167
4.81% (SOFR Compound
Index+0.47%), 02/26/28 4,600 4,625,884
Citibank NA
4.93% (SOFR Compound
Index+0.59%), 04/30/26 5,050 5,061,278
5.05% (SOFR+0.71%),
08/06/26 5,072 5,093,596
5.05% (SOFR+0.71%),
11/19/27 7,389 7,406,338
5.13% (SOFR+0.78%),
05/29/27 10,200 10,249,341
5.45% (SOFR Compound
Index+1.06%), 12/04/26 2,550 2,570,631
5.46% (SOFR+1.12%),
05/29/30 10,000 10,122,089
Citigroup, Inc.
5.14% (Term SOFR
USD 3 Month+0.81%),
08/25/36 † 13,600 12,218,007
5.16% (SOFR+0.77%),
06/09/27 3,773 3,777,928
5.22% (SOFR+0.87%),
03/04/29 17,600 17,639,616
5.48% (SOFR+1.14%),
05/07/28 17,200 17,328,314
5.62% (SOFR+1.28%),
02/24/28 4,700 4,743,706
5.80% (SOFR+1.46%),
05/07/31 7,600 7,685,414
Consolidated Edison Co. of
New York, Inc.
4.86% (SOFR Compound
Index+0.52%), 11/18/27 3,350 3,356,443
Cooperatieve Rabobank UA
4.93% (SOFR+0.59%),
05/27/27 1,500 1,504,082
4.95% (SOFR+0.60%),
01/21/28 4,250 4,260,851
5.00% (SOFR Compound
Index+0.62%), 08/28/26 3,725 3,739,356
5.10% (SOFR Compound
Index+0.71%), 03/05/27 2,990 3,003,217
5.24% (SOFR Compound
Index+0.90%), 10/05/26 1,500 1,511,944
5.24% (SOFR Compound
Index+0.89%), 10/17/29 12,965 13,031,487
Corebridge Global Funding
144A

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
5.09% (SOFR+0.75%),
01/07/28 $ 2,675 $ 2,671,079
5.71% (SOFR+1.30%),
09/25/26 2,000 2,014,102
Daimler Truck Finance North
America LLC 144A
5.18% (SOFR+0.84%),
01/13/28 2,775 2,778,594
5.37% (SOFR+0.96%),
09/25/27 3,243 3,252,922
Deutsche Bank AG
5.55% (SOFR+1.21%),
01/10/29 11,750 11,797,254
5.59% (SOFR+1.22%),
11/16/27 2,650 2,656,137
Fifth Third Bank NA
5.16% (SOFR+0.81%),
01/28/28 2,775 2,776,698
Ford Motor Credit Co. LLC
5.79% (SOFR+1.45%),
11/05/26 2,000 1,991,819
6.44% (SOFR+2.03%),
03/20/28 8,050 8,042,965
7.34% (SOFR+2.95%),
03/06/26 1,550 1,566,011
General Electric Co.
4.90% (Term SOFR
USD 3 Month+0.64%),
05/05/26 4,450 4,457,901
General Motors Financial
Co., Inc.
5.38% (SOFR+1.04%),
02/26/27 1,512 1,512,329
5.40% (SOFR Compound
Index+1.05%), 07/15/27 3,540 3,534,349
5.52% (SOFR Compound
Index+1.17%), 04/04/28 7,050 7,029,847
5.63% (SOFR+1.29%),
01/07/30 7,050 6,969,400
5.69% (SOFR Compound
Index+1.35%), 05/08/27 3,100 3,112,367
Georgia Power Co.
4.68% (SOFR Compound
Index+0.28%), 09/15/26 2,075 2,075,132
Glencore Funding LLC 144A
5.16% (SOFR Compound
Index+0.75%), 10/01/26 2,500 2,503,040
5.40% (SOFR Compound
Index+1.06%), 04/04/27 3,231 3,246,780
Goldman Sachs Bank USA
5.09% (SOFR+0.75%),
05/21/27 7,500 7,520,991
5.17% (SOFR+0.77%),
03/18/27 6,625 6,639,898
Goldman Sachs Group, Inc.
5.18% (SOFR+0.79%),
12/09/26 1,669 1,671,704
5.20% (SOFR+0.81%),
03/09/27 2,041 2,046,132
Par
(000’s) Value
United States (continued)
5.21% (SOFR+0.82%),
09/10/27 $ 2,650 $ 2,654,278
5.27% (SOFR+0.92%),
10/21/27 2,651 2,664,237
5.40% (SOFR+1.06%),
08/10/26 2,575 2,577,040
5.43% (SOFR+1.08%),
01/28/31 9,725 9,702,317
5.46% (SOFR+1.12%),
02/24/28 3,229 3,255,814
5.64% (SOFR+1.29%),
04/23/28 11,742 11,848,679
6.25% (SOFR+1.85%),
03/15/28 7,050 7,175,436
6.33% (Term SOFR
USD 3 Month+2.01%),
10/28/27 8,799 8,960,147
Hartford Financial Services
Group, Inc. 144A
6.71% (Term SOFR
USD 3 Month+2.39%),
02/12/47 11,900 11,084,434
HCA, Inc.
5.26% (SOFR+0.87%),
03/01/28 2,925 2,946,649
HSBC USA, Inc.
5.32% (SOFR+0.97%),
06/03/28 4,050 4,081,906
5.35% (SOFR+0.96%),
03/04/27 2,495 2,513,050
Huntington National Bank
5.06% (SOFR+0.72%),
04/12/28 11,875 11,876,352
Hyundai Capital America
144A
5.26% (SOFR+0.92%),
01/07/28 5,950 5,937,197
5.40% (SOFR+0.99%),
03/25/27 4,050 4,056,991
5.44% (SOFR+1.03%),
09/24/27 4,550 4,557,097
5.45% (SOFR+1.04%),
03/19/27 3,650 3,659,011
5.45% (SOFR+1.04%),
06/24/27 6,912 6,927,440
5.47% (SOFR+1.12%),
06/23/27 1,500 1,506,411
5.76% (SOFR+1.35%),
03/27/30 11,825 11,886,143
5.84% (SOFR+1.50%),
01/08/27 1,675 1,691,504
Jackson National Life Global
Funding 144A
5.24% (SOFR+0.89%),
06/09/27 3,500 3,511,429
John Deere Capital Corp.
4.75% (SOFR+0.40%),
01/05/27 1,950 1,952,156

Par
(000’s) Value
United States (continued)
4.83% (SOFR+0.44%),
03/06/26 $ 3,825 $ 3,829,777
4.89% (SOFR+0.50%),
03/06/28 4,925 4,937,755
4.95% (SOFR+0.60%),
04/19/27 3,025 3,035,252
4.96% (SOFR+0.57%),
03/03/26 1,562 1,565,011
4.99% (SOFR+0.60%),
06/11/27 3,250 3,263,758
5.02% (SOFR+0.68%),
07/15/27 3,625 3,644,654
5.18% (SOFR+0.79%),
06/08/26 1,512 1,517,180
JPMorgan Chase & Co.
5.12% (SOFR+0.77%),
09/22/27 4,415 4,431,933
5.15% (SOFR+0.80%),
01/24/29 17,628 17,664,042
5.21% (SOFR+0.86%),
10/22/28 11,776 11,832,976
5.23% (SOFR+0.89%),
04/22/27 4,425 4,438,306
5.27% (SOFR+0.92%),
04/22/28 17,583 17,669,341
5.28% (SOFR+0.93%),
07/22/28 17,594 17,706,528
5.52% (SOFR+1.18%),
02/24/28 6,925 6,992,620
5.55% (SOFR+1.20%),
01/23/28 4,471 4,511,981
5.59% (Term SOFR
USD 3 Month+1.26%),
05/15/47 8,450 7,554,922
JPMorgan Chase Bank NA
4.98% (SOFR+0.62%),
04/29/26 1,475 1,479,271
5.39% (SOFR+1.00%),
12/08/26 4,900 4,937,535
Keurig Dr Pepper, Inc.
4.92% (SOFR+0.58%),
11/15/26 2,500 2,506,392
5.28% (SOFR Compound
Index+0.88%), 03/15/27 3,250 3,269,799
Marsh & McLennan Cos, Inc.
5.04% (SOFR Compound
Index+0.70%), 11/08/27 2,900 2,915,443
MassMutual Global Funding
II 144A
5.08% (SOFR+0.74%),
04/09/27 3,095 3,111,065
5.13% (SOFR+0.77%),
01/29/27 1,550 1,558,771
5.32% (SOFR+0.98%),
07/10/26 2,450 2,465,533
Mastercard, Inc.
4.84% (SOFR Compound
Index+0.44%), 03/15/28 7,200 7,215,673
Par
(000’s) Value
United States (continued)
Mercedes-Benz Finance
North America LLC 144A
4.98% (SOFR+0.63%),
07/31/26 $ 3,900 $ 3,911,159
5.19% (SOFR+0.78%),
04/01/27 † 1,700 1,701,253
5.19% (SOFR+0.85%),
11/15/27 10,825 10,837,945
5.34% (SOFR+0.93%),
03/31/28 8,500 8,531,021
Metropolitan Life Global
Funding I 144A
4.91% (SOFR Compound
Index+0.57%), 04/09/26 1,501 1,504,068
5.10% (SOFR Compound
Index+0.70%), 06/11/27 3,225 3,230,936
Morgan Stanley
5.37% (SOFR+1.02%),
04/13/28 24,425 24,558,480
5.73% (SOFR+1.38%),
04/12/29 12,225 12,403,984
Morgan Stanley Bank NA
5.03% (SOFR+0.69%),
10/15/27 8,800 8,829,528
5.21% (SOFR+0.86%),
05/26/28 15,800 15,873,902
5.24% (SOFR+0.90%),
01/12/29 12,039 12,077,944
5.29% (SOFR+0.94%),
07/14/28 24,275 24,422,717
5.43% (SOFR+1.08%),
01/14/28 4,100 4,129,528
5.52% (SOFR+1.17%),
10/30/26 1,725 1,740,874
Morgan Stanley Private Bank
NA
5.11% (SOFR+0.77%),
07/06/28 20,550 20,589,688
National Rural Utilities
Cooperative Finance Corp.
5.14% (SOFR+0.80%),
02/05/27 1,525 1,531,169
5.22% (SOFR+0.82%),
09/16/27 2,675 2,685,901
National Securities Clearing
Corp. 144A
4.91% (SOFR+0.57%),
05/20/27 3,825 3,835,674
New York Life Global
Funding 144A
4.75% (SOFR+0.41%),
02/05/27 5,150 5,151,196
4.87% (SOFR+0.48%),
06/09/26 1,800 1,802,023
4.90% (SOFR+0.55%),
06/11/27 5,500 5,520,504
4.96% (SOFR+0.58%),
08/28/26 1,550 1,554,704

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
5.00% (SOFR+0.66%),
07/25/28 $ 2,250 $ 2,255,444
5.01% (SOFR+0.67%),
04/02/27 6,550 6,578,208
5.23% (SOFR+0.88%),
04/25/28 9,750 9,847,492
5.27% (SOFR Compound
Index+0.93%), 04/02/26 1,500 1,506,866
New York Life Global
Funding Reg S
4.75% (SOFR+0.41%),
02/05/27 4,000 4,000,929
NextEra Energy Capital
Holdings, Inc.
5.14% (SOFR Compound
Index+0.80%), 02/04/28 4,625 4,664,958
Oracle Corp.
5.10% (SOFR+0.76%),
08/03/28 11,850 11,929,349
Pacific Life Global Funding
II 144A
4.82% (SOFR+0.48%),
02/04/27 4,425 4,425,987
4.95% (SOFR+0.60%),
01/27/28 3,100 3,104,033
4.99% (SOFR+0.58%),
12/20/27 2,650 2,654,552
5.01% (SOFR+0.60%),
03/27/26 1,475 1,478,272
5.01% (SOFR+0.62%),
06/04/26 1,501 1,505,651
5.09% (SOFR+0.75%),
07/10/28 7,000 7,039,660
5.19% (SOFR+0.85%),
02/05/27 4,425 4,453,921
5.40% (SOFR Compound
Index+1.05%), 07/28/26 1,491 1,501,646
PayPal Holdings, Inc.
5.06% (SOFR+0.67%),
03/06/28 4,225 4,244,817
Philip Morris International,
Inc.
5.18% (SOFR+0.83%),
04/28/28 9,625 9,686,425
Pinnacle West Capital Corp.
5.21% (SOFR+0.82%),
06/10/26 1,896 1,901,879
PNC Bank NA
4.85% (SOFR+0.50%),
01/15/27 2,550 2,552,359
5.07% (SOFR+0.73%),
07/21/28 7,000 7,020,541
Protective Life Global
Funding 144A
4.85% (SOFR+0.50%),
07/22/26 1,775 1,776,080
5.04% (SOFR+0.70%),
04/10/26 1,525 1,527,823
Public Storage Operating Co.
Par
(000’s) Value
United States (continued)
5.05% (SOFR Compound
Index+0.70%), 04/16/27 $ 6,550 $ 6,563,919
Roche Holdings, Inc. 144A
5.11% (SOFR+0.74%),
11/13/26 1,650 1,661,022
Santander Holdings USA, Inc.
6.02% (SOFR+1.61%),
03/20/29 9,525 9,634,437
Standard Chartered Bank
4.99% (SOFR+0.65%),
10/08/26 1,500 1,504,666
State Street Bank & Trust Co.
4.80% (SOFR+0.46%),
11/25/26 1,475 1,476,250
State Street Corp.
4.99% (SOFR+0.64%),
10/22/27 2,675 2,680,067
5.18% (SOFR+0.84%),
08/03/26 1,475 1,481,725
5.30% (SOFR+0.95%),
04/24/28 7,075 7,111,964
Toyota Motor Credit Corp.
4.79% (SOFR Compound
Index+0.45%), 04/10/26 5,090 5,095,564
4.79% (SOFR+0.45%),
05/15/26 † 3,676 3,679,647
4.81% (SOFR+0.47%),
01/08/27 2,475 2,475,001
5.05% (SOFR+0.71%),
05/14/27 3,800 3,814,927
5.06% (SOFR+0.65%),
03/19/27 4,225 4,234,001
5.11% (SOFR+0.77%),
08/07/26 3,775 3,793,309
5.23% (SOFR Compound
Index+0.89%), 05/18/26 1,489 1,495,736
Truist Bank
5.11% (SOFR+0.77%),
07/24/28 11,850 11,875,073
UnitedHealth Group, Inc.
4.85% (SOFR+0.50%),
07/15/26 2,550 2,556,182
US Bank NA
5.04% (SOFR+0.69%),
10/22/27 4,625 4,633,275
5.25% (SOFR+0.91%),
05/15/28 11,750 11,815,800
Volkswagen Group of
America Finance LLC 144A
5.24% (SOFR+0.83%),
03/20/26 3,250 3,253,140
5.40% (SOFR+1.06%),
08/14/26 1,975 1,981,312
5.47% (SOFR+1.06%),
03/25/27 2,775 2,776,610
Walmart, Inc.
4.78% (SOFR Compound
Index+0.43%), 04/28/27 7,000 7,030,285
Wells Fargo & Co.

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
5.08% (Term SOFR
USD 3 Month+0.76%),
01/15/27 $ 850 $ 842,285
5.13% (SOFR+0.78%),
01/24/28 5,900 5,910,791
5.42% (SOFR+1.07%),
04/22/28 23,475 23,635,745
5.72% (SOFR+1.37%),
04/23/29 12,175 12,352,224
Wells Fargo Bank NA
5.40% (SOFR+1.06%),
08/07/26 2,100 2,113,711
5.47% (SOFR+1.07%),
12/11/26 2,496 2,519,090
1,177,175,638
Total Floating Rate Notes
(Cost: $2,473,964,032) 2,481,425,854
GOVERNMENT OBLIGATIONS: 0.8%
South Korea : 0.8%
Korea Housing Finance Corp.
144A
5.25% (SOFR+0.90%),
01/21/30 7,200 7,247,448
Par
(000’s) Value
South Korea (continued)
Korea National Oil Corp.
144A
5.18% (SOFR+0.77%),
03/31/28 $ 9,425 $ 9,447,287
5.31% (SOFR+0.90%),
09/30/27 2,625 2,639,123
Underline
Total Government Obligations
(Cost: $19,243,245) 19,333,858
Total Investments Before Collateral for
Securities Loaned: 99.1%
(Cost: $2,493,207,277) 2,500,759,712
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $272,855)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.25%(a) 272,855 272,855
Total Investments: 99.1%
(Cost: $2,493,480,132) 2,501,032,567
Other assets less liabilities: 0.9% 23,271,355
NET ASSETS: 100.0% $ 2,524,303,922
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $5,772,683.
(a) Rate shown is 7-day yield as of period end.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $967,380,291, or 38.3% of net assets.